Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties [member]
Assets
Loan (non-current)	R$ 29,322	R$ 26,180
Liabilities
Dividends payable	57,364	76,909
Loan (non-current):	620,842	769,792
Key management personnel compensation	77,267	35,263
Business transactions
Revenue from sale of goods, related party transactions	125	24
Purchases of goods, related party transactions	(603)	0
Net Income (loss)	(478)	24
Ambipar Participacoes e Empreendimentos S.A.
Assets
Loan (non-current)	4,500	4,500
Liabilities
Loan (non-current):	564,571	703,165
Ambipar Environment Reverse Manufacturing S.A.
Assets
Loan (non-current)	34	34
Liabilities
Loan (non-current):	1	1
Ambipar R&D Pesquisa, Desenvolvimento Ltda
Assets
Loan (non-current)	43	43
Liabilities
Loan (non-current):	99	58
Ambipar Logistics Ltda.
Assets
Loan (non-current)	1,815	1,815
Liabilities
Loan (non-current):	2,145	2,014
Environmental ESG Participacoes S.A.
Assets
Loan (non-current)	12,595	9,095
Liabilities
Loan (non-current):	9,747	9,731
Ambipar Eco Products S.A.
Assets
Loan (non-current)	2,229	2,229
Liabilities
Loan (non-current):	2,209	2,212
Ambipar Workforce Solution Mao de Obra Temp, Ltda.
Assets
Loan (non-current)	6,094	6,078
Liabilities
Loan (non-current):	5,578	5,578
Ambipar Environmental Solutio-s-Solucoes Ambientais Ltda.
Assets
Loan (non-current)	1,154	1,154
Liabilities
Loan (non-current):	3,203	1,332
Ambipar Environment Waste Logistics Ltda,
Assets
Loan (non-current)	717	943
Liabilities
Loan (non-current):	1,296	1,088
Ambipar Insurance Corretora de Seguros Ltda
Assets
Loan (non-current)	0	42
Ambipar Coprocessing Ltda
Assets
Loan (non-current)	2	2
Disal Chile Servicios Integrales Ltda
Assets
Loan (non-current)	0	49
Liabilities
Loan (non-current):	204	0
Ambipar Bank Intermediao de Negcios, Pagamentos e Participaes S.A.
Assets
Loan (non-current)	1	196
Liabilities
Loan (non-current):	30,337	43,523
Ambipar Green Tech Ltda
Liabilities
Loan (non-current):	93	19
Ambipar Compliance Solutions S.A.
Liabilities
Loan (non-current):	3	3
Ambipar Environmental Centroeste S.A.
Liabilities
Loan (non-current):	143	4
Brasil Coleta Gerenciamento de Resduos Ltda
Liabilities
Loan (non-current):	700	700
Controlling shareholder
Liabilities
Dividends payable	38,355	69,509
Non-controlling shareholders
Liabilities
Dividends payable	19,009	7,400
Disal Chile Sanitarios Portables Ltda.
Assets
Loan (non-current)	96	0
Business transactions
Revenue from sale of goods, related party transactions	125	24
Gestion de Servicios Ambientales S.A.C.
Assets
Loan (non-current)	12	0
Liabilities
Loan (non-current):	255	165
Disal Chile Sanitarios Portables Ltda,
Liabilities
Loan (non-current):	153	199
Business transactions
Purchases of goods, related party transactions	(603)	0
Ambipar ESG Brasil S.A. [Member]
Assets
Loan (non-current)	30	0
Recitotal Com. Serv Ltda [Member]
Liabilities
Loan (non-current):	8	0
Ambipar Environmental Mining Ltda. [Member]
Liabilities
Loan (non-current):	89	0
Ambipar Environmental Nordeste Ltda [Member]
Liabilities
Loan (non-current):	R$ 8	R$ 0